FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of Contractual Maturity Analysis of Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Capital notes and accrued interest due to Aspire Group	$ 22,420	$ 22,419
Loans due to WH	11,267	13,177
Lease liabilities	8,599	3,506
Trade and other payables	9,475	4,910
Total	51,761	44,012
In 3 months [Member]
Disclosure of financial liabilities [line items]
Trade and other payables	9,475	4,910
Total	9,475	4,910
Between 3 months and 1 year [Member]
Disclosure of financial liabilities [line items]
Capital notes and accrued interest due to Aspire Group	22,420
Loans due to WH		2,022
Lease liabilities	779	1,651
Total	23,199	3,673
More than 1 year [Member]
Disclosure of financial liabilities [line items]
Capital notes and accrued interest due to Aspire Group		22,419
Loans due to WH	11,267	11,155
Lease liabilities	7,820	1,855
Total	$ 19,087	$ 35,429